Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Maximum Amount of Accounts Receivables Sales and Amount of Sold Accounts Receivables before Maturity by Contract	The respective maximum amount of accounts receivables that could be sold under the agreement and the amount of sold, but not yet due, accounts receivables by contract are as follows:

(In millions of USD and KRW)
Classification	Financial institutions	Credit limit			Not yet due
		Contractual amount		KRW equivalent	Contractual amount		KRW equivalent
Controlling Company	Shinhan Bank	KRW USD	90,000 25	90,000 28,945		— —	— —
	Sumitomo Mitsui Banking Corporation	USD	20	23,156		—	—
	Bank of Tokyo-Mitsubishi UFJ	KRW	130,000	130,000		—	—
		USD	70	81,046	USD	4	4,640
	BNP Paribas	USD	125	144,725	USD	18	20,888
	ING Bank	USD	150	173,670		—	—

		USD	390		USD	22
		KRW	220,000	671,542		—	25,528

Subsidiaries
LG Display Singapore Pte. Ltd.	Standard Chartered Bank	USD	300	347,340		—	—

LG Display Taiwan Co., Ltd.	BNP Paribas	USD	15	17,367		—	—
	Australia and New Zealand Banking Group Ltd.	USD	70	81,046		—	—
	Taishin International Bank	USD	280	324,184	USD	20	23,157

LG Display Germany GmbH	Citibank	USD	80	92,624		—	—
	BNP Paribas	USD	75	86,835		—	—
	DZ Bank AG	USD	4	4,229	USD	2	1,859
	Commerzbank AG	USD	3	4,030	USD	4	4,142
	UniCredit Bank	USD	23	26,099	USD	3	3,827

LG Display America, Inc.	Hong Kong & Shanghai Banking Corp.	USD	800	926,240	USD	749	867,424
	Standard Chartered Bank	USD	600	694,680		—	—
	Sumitomo Mitsui Banking Corporation	USD	200	231,560		—	—

		USD	2,450	2,836,234	USD	778	900,409

		USD	2,840		USD	800
		KRW	220,000	3,507,776		—	925,937